27. Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2020
Shareholders Equity Tables Abstract
Capital stock, fully subscribed and paid, is divided into registered book-entry shares with no par value

The capital stock, fully subscribed and paid, is divided into registered book-entry shares with no par value.

	Thousand of shares
	2020			2019
	Common	Preferred	Total	Common	Preferred	Total
Brazilian residents	109,885	135,438	245,323	90,069	115,785	205,854
Foreign residents	3,708,810	3,544,398	7,253,208	3,728,626	3,564,051	7,292,677
Total shares	3,818,695	3,679,836	7,498,531	3,818,695	3,679,836	7,498,531
(-) Treasury shares	(18,829)	(18,829)	(37,658)	(16,702)	(16,702)	(33,404)
Total outstanding	3,799,866	3,661,007	7,460,873	3,801,993	3,663,134	7,465,127

	Thousand of shares
				2018
				Common	Preferred	Total
Brazilian residents				82,043	107,699	189,742
Foreign residents				3,736,652	3,572,137	7,308,789
Total shares				3,818,695	3,679,836	7,498,531
(-) Treasury shares				(13,317)	(13,317)	(26,634)
Total outstanding				3,805,378	3,666,519	7,471,897

Mandatory dividend

The amount of R$665,000 in dividends and interest on own capital paid in February 2020, is recorded under the caption of other obligations - social and statutory (2019 – R$7,800,000 and R$2018 – 4,800,00);

	2020
	Thousand of reais	Real per Thousand Shares / Units
		Common	Preferred	Units

Interest on Capital (1) (5)	890,000	113,7129	125,0842	238,7971
Interest on Capital (2) (5)	770,000	98,3793	108,2172	206,5965
Interest on Capital (3) (5)	1,000,000	127,7636	140,5400	268,3036
Interest on Capital (4) (5)	665,000	84,9626	93,4589	178,4214
Total	3,325,000

(1) Deliberated by the Board of Directors on April 27, 2020, paid on June 24, 2020, without any remuneration as restatement.

(2) Deliberated by the Board of Directors on July 28, 2020, paid on September 25, 2020, without any remuneration monetary restatement.

(3) Deliberated by the Board of Directors on October 26, 2020, paid on December 23, 2020, without any remuneration monetary restatement security.

(4) Deliberated by the Board of Directors on December 28, 2020, paid as of February 1, 2021, without any remuneration as monetary restatement.

(5) They were fully imputed to the minimum mandatory dividends to be distributed by the Bank for the fiscal year 2020.

	2019
	Thousand of reais	Real per Thousand Shares / Units
		Common	Preferred	Units

Interest on Capital (1) (6)	1,000,000	127,5853	140,3438	267,9291
Interim Dividends (2) (6)	1,000,000	127,6399	140,4039	268,0438
Interest on Capital (3) (6)	1,000,000	127,6610	140,4271	268,0881
Interest on Capital (4) (6)	1,010,000	128,9673	141,8641	270,8314
Interim Dividends (5) (6)	6,790,000	867,0180	953,7197	1,820,7377
Total	10,800,000

(1) Deliberated by the Board of Directors on March 29, 2019, paid on May 28, 2019, without any remuneration as restatement.

(2) Deliberated by the Board of Directors on June 28, 2019, paid on July 31, 2019, without any remuneration as restatement.

(3) Deliberated by the Board of Directors on September 30, 2019, paid on October 30, 2019, without any remuneration monetary restatement.

(4) Deliberated by the Board of Directors on December 27, 2019, paid on February 21, 2020, without any remuneration monetary restatement

(5) Deliberated by the Board of Directors on December 27, 2019, paid on February 21, 2020, without any remuneration monetary restatement.

(6) The amount of interest on own capital and interim dividends were fully imputed to the minimum mandatory dividends distributed by the Bank for the 2019 financial year.

	2018
	Thousand of reais	Reais per Thousand Shares / Units
		Common	Preferred	Units

Interest on Capital (1) (6)	600,000	76,3304	83,9634	160,2938
Interest on Capital (2) (6)	600,000	76,4956	84,1451	160,6407
Interest on Capital (3) (6)	600,000	76,4985	84,1484	160,6469
Interim Dividends (4) (6)	2,880,000	367,4149	404,1564	771,5713
Interest on Capital (5) (6)	1,920,000	244,9433	269,4376	514,3809
Total	6,600,000
(1)	Established by the Board of Directors in March 27, 2018, Common Shares - R$ 64.8808, preferred - R$71.3689 and Units - R$ 136.2497 net of taxes, and was paid on April 26, 2018 without any compensation as monetary indexation.
(2)	Established by the Board of Directors in June 26, 2018, was paid on July 27, 2018 without any compensation as monetary indexation.
(3)	Established by the Board of Directors in September 28, 2018, common - R$ 65.0237, preferred - R$ 71.5261 and Units - R$ 136.5498 net of taxes and paid on October 26, 2018, without any compensation as monetary indexation.
(4)	Established by the Board of Directors in December 28, 2018, common - R$ 312.3027, preferred - R$ 343.5329 and Units - R$ 655.8356 net of taxes and paid on February 26, 2019, without any compensation as monetary indexation.
(5)	Deliberated by the Board of Directors on December 28, 2018 and paid as of February 26, 2019, without any monetary indexation.
(6)	The amount of dividends and interest on shareholders' equity will be fully charged to the minimum mandatory dividends to be distributed by the Bank for the financial year 2018.

Buyback Program

The repurchase aims to (1) maximize the generation of value for shareholders through an efficient management of the capital structure; and (2) enable the payment of administrators, management-level employees and other employees of the Bank and companies under its control, under the terms of the Long-Term Incentive Plans. The term of the Buyback Program is up to 18 months from February 3, 2021, ending on August 2, 2022.

	2020	2019	2018
	Quantity	Quantity	Quantity
	Units	Units	Units
Treasury shares at beginning of the period	16,702	13,317	1,773
Shares Acquisitions	5,052	6,465	15,816
Cancellation of Shares (2)	-	-	-
Payment - Share-based compensation	(2,925)	(3,080)	(4,272)
Treasury shares at end of the period	18,829	16,702	13,317
Balance of Treasury Shares in thousand of reais	R$ 789,587	R$ 679,364	R$ 460,550
Emission Costs in thousands of Reais	R$ 1,771	R$ 1,771	R$ 882
Balance of Treasury Shares in thousands of reais	R$ 791,358	R$ 681,135	R$ 461,432

Cost/Share Price	Units	Units	Units
Minimum cost (1)	R$7,55	R$7,55	R$7,55
Weighted average cost (1)	R$33,24	R$28,59	R$28,59
Maximum cost (1)	R$49,55	R$43,84	R$43,84
Share Price	R$44,83	R$42,70	R$42,70
(1)	Considering since the beginning of operations on the stock exchange.